Organization and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Segment	Sep. 30, 2013	Dec. 31, 2013 Segment	Dec. 31, 2012	Jan. 31, 2010	Dec. 31, 2011	Jan. 21, 2014	Mar. 01, 2013
Significant Accounting Policies [Line Items]
Number of operating segments			2		2
Sale price of assets to an unaffiliated third party									$ 30,000,000	$ 6,100,000
Dividend on preferred stock, shares of common stock issuable			0	0
Allowance for uncollectible receivables					134,811	0
Cash Equivalents					7,500,000	6,100,000
Research, development, and engineering	473,527	531,185	1,707,190	1,932,966	3,113,193	2,772,438
Patents
Significant Accounting Policies [Line Items]
Finite lived intangible asset, useful life					5 years
Stock Option and Warrant
Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share amount					2,300,000	2,400,000
Carilion Clinic
Significant Accounting Policies [Line Items]
Senior convertible Promissory Notes principal amount converted							5,000,000
Accrued interest converted							1,200,000
Warrants issued in exchange of notes payable, shares							356,000
Warrant exercise price (in dollars per share)							2.50
Percentage of Dividend Payable On Series A Convertible Preferred Stock							6.00%
Dividend on preferred stock, shares of common stock issuable					314,525
Conversion of stock description					Each share of Series A Convertible Preferred Stock may be converted into one share of our common stock at the option of the holder.
Maximum | Carilion Clinic
Significant Accounting Policies [Line Items]
Preferred stock liquidation preference value							$ 6,200,000
Before Amendment | Carilion Clinic
Significant Accounting Policies [Line Items]
Warrant exercise price (in dollars per share)							7.98
Before Amendment | Maximum | Carilion Clinic
Significant Accounting Policies [Line Items]
Warrant exercisable date								Dec. 31, 2020
After Amendment | Carilion Clinic
Significant Accounting Policies [Line Items]
Warrant exercise price (in dollars per share)							2.50
Warrant exercisable date							Dec. 31, 2020
Series A Preferred Stock | Carilion Clinic
Significant Accounting Policies [Line Items]
Preferred stock issued in exchange of notes payable, shares							1,321,514